Shareholder Report, Holdings (Details)	Aug. 31, 2025
C000176698 | Other Assets and Liabilities Asset Weighting
Holdings [Line Items]
Percent of Total Investments	2.80%
C000202458 | Other Assets and Liabilities Asset Weighting
Holdings [Line Items]
Percent of Total Investments	2.80%
C000176696 | Financial
Holdings [Line Items]
Percent of Total Investments	21.20%
C000176696 | Consumer Non-cyclical
Holdings [Line Items]
Percent of Total Investments	17.20%
C000176696 | Utilities
Holdings [Line Items]
Percent of Total Investments	9.90%
C000176696 | Energy
Holdings [Line Items]
Percent of Total Investments	9.50%
C000176696 | Exchange Traded Fund (ETF)
Holdings [Line Items]
Percent of Total Investments	14.30%
C000176696 | Other Assets and Liabilities Sector Weighting
Holdings [Line Items]
Percent of Total Investments	26.40%
C000176696 | Short-Term Investments Sector Weighting
Holdings [Line Items]
Percent of Total Investments	1.40%
C000176696 | Money Market Fund Sector Weightings
Holdings [Line Items]
Percent of Total Investments	0.10%
C000176696 | InvestmentType_Common Stock
Holdings [Line Items]
Percent of Total Investments	82.80%
C000176696 | InvestmentType_Exchange Traded Fund (ETF)
Holdings [Line Items]
Percent of Total Investments	14.30%
C000176696 | InvestmentType_Convertible Preferred Stock
Holdings [Line Items]
Percent of Total Investments	0.60%
C000176696 | InvestmentType_Limited Partnership
Holdings [Line Items]
Percent of Total Investments	0.50%
C000176696 | InvestmentType_Warrant
Holdings [Line Items]
Percent of Total Investments	0.30%
C000176696 | Short-Term Investments Asset Weighting
Holdings [Line Items]
Percent of Total Investments	1.40%
C000176696 | InvestmentType_Money Market Asset Weightings
Holdings [Line Items]
Percent of Total Investments	0.10%
C000202456 | Financial
Holdings [Line Items]
Percent of Total Investments	21.20%
C000202456 | Consumer Non-cyclical
Holdings [Line Items]
Percent of Total Investments	17.20%
C000202456 | Utilities
Holdings [Line Items]
Percent of Total Investments	9.90%
C000202456 | Energy
Holdings [Line Items]
Percent of Total Investments	9.50%
C000202456 | Exchange Traded Fund (ETF)
Holdings [Line Items]
Percent of Total Investments	14.30%
C000202456 | Other Assets and Liabilities Sector Weighting
Holdings [Line Items]
Percent of Total Investments	26.40%
C000202456 | Short-Term Investments Sector Weighting
Holdings [Line Items]
Percent of Total Investments	1.40%
C000202456 | Money Market Fund Sector Weightings
Holdings [Line Items]
Percent of Total Investments	0.10%
C000202456 | InvestmentType_Common Stock
Holdings [Line Items]
Percent of Total Investments	82.80%
C000202456 | InvestmentType_Exchange Traded Fund (ETF)
Holdings [Line Items]
Percent of Total Investments	14.30%
C000202456 | InvestmentType_Convertible Preferred Stock
Holdings [Line Items]
Percent of Total Investments	0.60%
C000202456 | InvestmentType_Limited Partnership
Holdings [Line Items]
Percent of Total Investments	0.50%
C000202456 | InvestmentType_Warrant
Holdings [Line Items]
Percent of Total Investments	0.30%
C000202456 | Short-Term Investments Asset Weighting
Holdings [Line Items]
Percent of Total Investments	1.40%
C000202456 | InvestmentType_Money Market Asset Weightings
Holdings [Line Items]
Percent of Total Investments	0.10%
C000176700 | Other Assets and Liabilities Country Weighting
Holdings [Line Items]
Percent of Net Asset Value	28.40%
C000176700 | United States
Holdings [Line Items]
Percent of Net Asset Value	45.80%
C000176700 | Luxembourg
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000176700 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000176700 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000176700 | Germany
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000176700 | Other Assets and Liabilities Asset Weighting
Holdings [Line Items]
Percent of Total Investments	2.10%
C000176700 | Short-Term Investments Country Weighting
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000176700 | Money Market Fund Country Weighting
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000202460 | Other Assets and Liabilities Country Weighting
Holdings [Line Items]
Percent of Net Asset Value	28.40%
C000202460 | United States
Holdings [Line Items]
Percent of Net Asset Value	45.80%
C000202460 | Luxembourg
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000202460 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000202460 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000202460 | Germany
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000202460 | Other Assets and Liabilities Asset Weighting
Holdings [Line Items]
Percent of Total Investments	2.10%
C000202460 | Short-Term Investments Country Weighting
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000202460 | Money Market Fund Country Weighting
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000176695 | Other Assets and Liabilities Country Weighting
Holdings [Line Items]
Percent of Net Asset Value	53.90%
C000176695 | Financial
Holdings [Line Items]
Percent of Total Investments	22.70%
C000176695 | Consumer Non-cyclical
Holdings [Line Items]
Percent of Total Investments	14.40%
C000176695 | Exchange Traded Fund (ETF)
Holdings [Line Items]
Percent of Total Investments	6.20%
C000176695 | Other Assets and Liabilities Sector Weighting
Holdings [Line Items]
Percent of Total Investments	27.80%
C000176695 | Short-Term Investments Sector Weighting
Holdings [Line Items]
Percent of Total Investments	1.50%
C000176695 | Money Market Fund Sector Weightings
Holdings [Line Items]
Percent of Total Investments	0.30%
C000176695 | Industrial
Holdings [Line Items]
Percent of Total Investments	17.20%
C000176695 | Technology
Holdings [Line Items]
Percent of Total Investments	9.90%
C000176695 | United States
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000176695 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000176695 | Japan
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000176695 | France
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000176695 | Canada
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000176695 | InvestmentType_Common Stock
Holdings [Line Items]
Percent of Total Investments	91.90%
C000176695 | InvestmentType_Exchange Traded Fund (ETF)
Holdings [Line Items]
Percent of Total Investments	6.20%
C000176695 | InvestmentType_Warrant
Holdings [Line Items]
Percent of Total Investments	0.00%
C000176695 | Short-Term Investments Asset Weighting
Holdings [Line Items]
Percent of Total Investments	1.50%
C000176695 | InvestmentType_Money Market Asset Weightings
Holdings [Line Items]
Percent of Total Investments	0.20%
C000176695 | Short-Term Investments Country Weighting
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000176695 | Money Market Fund Country Weighting
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000176695 | InvestmentType_Preferred Stock
Holdings [Line Items]
Percent of Total Investments	0.20%
C000176695 | InvestmentType_Right
Holdings [Line Items]
Percent of Total Investments	0.00%
C000202455 | Other Assets and Liabilities Country Weighting
Holdings [Line Items]
Percent of Net Asset Value	53.90%
C000202455 | Financial
Holdings [Line Items]
Percent of Total Investments	22.70%
C000202455 | Consumer Non-cyclical
Holdings [Line Items]
Percent of Total Investments	14.40%
C000202455 | Exchange Traded Fund (ETF)
Holdings [Line Items]
Percent of Total Investments	6.20%
C000202455 | Other Assets and Liabilities Sector Weighting
Holdings [Line Items]
Percent of Total Investments	27.80%
C000202455 | Short-Term Investments Sector Weighting
Holdings [Line Items]
Percent of Total Investments	1.50%
C000202455 | Money Market Fund Sector Weightings
Holdings [Line Items]
Percent of Total Investments	0.30%
C000202455 | Industrial
Holdings [Line Items]
Percent of Total Investments	17.20%
C000202455 | Technology
Holdings [Line Items]
Percent of Total Investments	9.90%
C000202455 | United States
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000202455 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000202455 | Japan
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000202455 | France
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000202455 | Canada
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000202455 | InvestmentType_Common Stock
Holdings [Line Items]
Percent of Total Investments	91.90%
C000202455 | InvestmentType_Exchange Traded Fund (ETF)
Holdings [Line Items]
Percent of Total Investments	6.20%
C000202455 | InvestmentType_Warrant
Holdings [Line Items]
Percent of Total Investments	0.00%
C000202455 | Short-Term Investments Asset Weighting
Holdings [Line Items]
Percent of Total Investments	1.50%
C000202455 | InvestmentType_Money Market Asset Weightings
Holdings [Line Items]
Percent of Total Investments	0.20%
C000202455 | Short-Term Investments Country Weighting
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000202455 | Money Market Fund Country Weighting
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000202455 | InvestmentType_Preferred Stock
Holdings [Line Items]
Percent of Total Investments	0.20%
C000202455 | InvestmentType_Right
Holdings [Line Items]
Percent of Total Investments	0.00%
C000176692 | Financial
Holdings [Line Items]
Percent of Total Investments	17.10%
C000176692 | Consumer Non-cyclical
Holdings [Line Items]
Percent of Total Investments	11.90%
C000176692 | Exchange Traded Fund (ETF)
Holdings [Line Items]
Percent of Total Investments	5.70%
C000176692 | Other Assets and Liabilities Sector Weighting
Holdings [Line Items]
Percent of Total Investments	14.60%
C000176692 | Short-Term Investments Sector Weighting
Holdings [Line Items]
Percent of Total Investments	0.80%
C000176692 | Industrial
Holdings [Line Items]
Percent of Total Investments	9.80%
C000176692 | Technology
Holdings [Line Items]
Percent of Total Investments	27.70%
C000176692 | Communications
Holdings [Line Items]
Percent of Total Investments	12.40%
C000176692 | InvestmentType_Common Stock
Holdings [Line Items]
Percent of Total Investments	93.50%
C000176692 | InvestmentType_Exchange Traded Fund (ETF)
Holdings [Line Items]
Percent of Total Investments	5.70%
C000176692 | Short-Term Investments Asset Weighting
Holdings [Line Items]
Percent of Total Investments	0.80%
C000176692 | InvestmentType_Preferred Stock
Holdings [Line Items]
Percent of Total Investments	0.00%
C000202452 | Financial
Holdings [Line Items]
Percent of Total Investments	17.10%
C000202452 | Consumer Non-cyclical
Holdings [Line Items]
Percent of Total Investments	11.90%
C000202452 | Exchange Traded Fund (ETF)
Holdings [Line Items]
Percent of Total Investments	5.70%
C000202452 | Other Assets and Liabilities Sector Weighting
Holdings [Line Items]
Percent of Total Investments	14.60%
C000202452 | Short-Term Investments Sector Weighting
Holdings [Line Items]
Percent of Total Investments	0.80%
C000202452 | Industrial
Holdings [Line Items]
Percent of Total Investments	9.80%
C000202452 | Technology
Holdings [Line Items]
Percent of Total Investments	27.70%
C000202452 | Communications
Holdings [Line Items]
Percent of Total Investments	12.40%
C000202452 | InvestmentType_Common Stock
Holdings [Line Items]
Percent of Total Investments	93.50%
C000202452 | InvestmentType_Exchange Traded Fund (ETF)
Holdings [Line Items]
Percent of Total Investments	5.70%
C000202452 | Short-Term Investments Asset Weighting
Holdings [Line Items]
Percent of Total Investments	0.80%
C000202452 | InvestmentType_Preferred Stock
Holdings [Line Items]
Percent of Total Investments	0.00%
C000176699 | Consumer Non-cyclical
Holdings [Line Items]
Percent of Total Investments	11.30%
C000176699 | Exchange Traded Fund (ETF)
Holdings [Line Items]
Percent of Total Investments	11.40%
C000176699 | Other Assets and Liabilities Sector Weighting
Holdings [Line Items]
Percent of Total Investments	34.50%
C000176699 | Short-Term Investments Sector Weighting
Holdings [Line Items]
Percent of Total Investments	7.40%
C000176699 | Money Market Fund Sector Weightings
Holdings [Line Items]
Percent of Total Investments	0.80%
C000176699 | Mortgage Securities
Holdings [Line Items]
Percent of Total Investments	15.10%
C000176699 | Government
Holdings [Line Items]
Percent of Total Investments	10.10%
C000176699 | Asset Backed Securities
Holdings [Line Items]
Percent of Total Investments	9.40%
C000176699 | Other Assets and Liabilities Asset Weighting
Holdings [Line Items]
Percent of Total Investments	6.10%
C000176699 | InvestmentType_Exchange Traded Fund (ETF)
Holdings [Line Items]
Percent of Total Investments	11.40%
C000176699 | Short-Term Investments Asset Weighting
Holdings [Line Items]
Percent of Total Investments	7.40%
C000176699 | InvestmentType_Money Market Asset Weightings
Holdings [Line Items]
Percent of Total Investments	0.80%
C000176699 | InvestmentType_Corporate Bond & Note
Holdings [Line Items]
Percent of Total Investments	40.70%
C000176699 | InvestmentType_Collateralized Mortgage Obligation
Holdings [Line Items]
Percent of Total Investments	13.30%
C000176699 | InvestmentType_Asset-Backed Security
Holdings [Line Items]
Percent of Total Investments	10.30%
C000176699 | InvestmentType_U.S. Government Agency & Obligation
Holdings [Line Items]
Percent of Total Investments	10.00%
C000202459 | Consumer Non-cyclical
Holdings [Line Items]
Percent of Total Investments	11.30%
C000202459 | Exchange Traded Fund (ETF)
Holdings [Line Items]
Percent of Total Investments	11.40%
C000202459 | Other Assets and Liabilities Sector Weighting
Holdings [Line Items]
Percent of Total Investments	34.50%
C000202459 | Short-Term Investments Sector Weighting
Holdings [Line Items]
Percent of Total Investments	7.40%
C000202459 | Money Market Fund Sector Weightings
Holdings [Line Items]
Percent of Total Investments	0.80%
C000202459 | Mortgage Securities
Holdings [Line Items]
Percent of Total Investments	15.10%
C000202459 | Government
Holdings [Line Items]
Percent of Total Investments	10.10%
C000202459 | Asset Backed Securities
Holdings [Line Items]
Percent of Total Investments	9.40%
C000202459 | Other Assets and Liabilities Asset Weighting
Holdings [Line Items]
Percent of Total Investments	6.10%
C000202459 | InvestmentType_Exchange Traded Fund (ETF)
Holdings [Line Items]
Percent of Total Investments	11.40%
C000202459 | Short-Term Investments Asset Weighting
Holdings [Line Items]
Percent of Total Investments	7.40%
C000202459 | InvestmentType_Money Market Asset Weightings
Holdings [Line Items]
Percent of Total Investments	0.80%
C000202459 | InvestmentType_Corporate Bond & Note
Holdings [Line Items]
Percent of Total Investments	40.70%
C000202459 | InvestmentType_Collateralized Mortgage Obligation
Holdings [Line Items]
Percent of Total Investments	13.30%
C000202459 | InvestmentType_Asset-Backed Security
Holdings [Line Items]
Percent of Total Investments	10.30%
C000202459 | InvestmentType_U.S. Government Agency & Obligation
Holdings [Line Items]
Percent of Total Investments	10.00%
C000176693 | Other Assets and Liabilities Asset Weighting
Holdings [Line Items]
Percent of Total Investments	2.30%
C000202453 | Other Assets and Liabilities Asset Weighting
Holdings [Line Items]
Percent of Total Investments	2.30%
C000176701 | Exchange Traded Fund (ETF)
Holdings [Line Items]
Percent of Total Investments	1.10%
C000176701 | General Obligation
Holdings [Line Items]
Percent of Total Investments	36.70%
C000176701 | Education
Holdings [Line Items]
Percent of Total Investments	15.00%
C000176701 | Water and Sewer
Holdings [Line Items]
Percent of Total Investments	8.60%
C000176701 | Airport
Holdings [Line Items]
Percent of Total Investments	6.80%
C000176701 | Development
Holdings [Line Items]
Percent of Total Investments	6.00%
C000176701 | Other Assets and Liabilities Industry Weighting
Holdings [Line Items]
Percent of Total Investments	19.90%
C000176701 | Short-Term Investments Industry Weighting
Holdings [Line Items]
Percent of Total Investments	5.90%
C000176701 | InvestmentType_Exchange Traded Fund (ETF)
Holdings [Line Items]
Percent of Total Investments	1.10%
C000176701 | Short-Term Investments Asset Weighting
Holdings [Line Items]
Percent of Total Investments	5.90%
C000176701 | InvestmentType_Municipal Bond
Holdings [Line Items]
Percent of Total Investments	93.00%
C000202461 | Exchange Traded Fund (ETF)
Holdings [Line Items]
Percent of Total Investments	1.10%
C000202461 | General Obligation
Holdings [Line Items]
Percent of Total Investments	36.70%
C000202461 | Education
Holdings [Line Items]
Percent of Total Investments	15.00%
C000202461 | Water and Sewer
Holdings [Line Items]
Percent of Total Investments	8.60%
C000202461 | Airport
Holdings [Line Items]
Percent of Total Investments	6.80%
C000202461 | Development
Holdings [Line Items]
Percent of Total Investments	6.00%
C000202461 | Other Assets and Liabilities Industry Weighting
Holdings [Line Items]
Percent of Total Investments	19.90%
C000202461 | Short-Term Investments Industry Weighting
Holdings [Line Items]
Percent of Total Investments	5.90%
C000202461 | InvestmentType_Exchange Traded Fund (ETF)
Holdings [Line Items]
Percent of Total Investments	1.10%
C000202461 | Short-Term Investments Asset Weighting
Holdings [Line Items]
Percent of Total Investments	5.90%
C000202461 | InvestmentType_Municipal Bond
Holdings [Line Items]
Percent of Total Investments	93.00%
C000176697 | Other Assets and Liabilities Country Weighting
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000176697 | Other Assets and Liabilities Sector Weighting
Holdings [Line Items]
Percent of Total Investments	3.90%
C000176697 | Short-Term Investments Sector Weighting
Holdings [Line Items]
Percent of Total Investments	1.40%
C000176697 | United States
Holdings [Line Items]
Percent of Net Asset Value	58.80%
C000176697 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000176697 | Japan
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000176697 | Canada
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000176697 | Spain
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000176697 | Australia
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000176697 | InvestmentType_Common Stock
Holdings [Line Items]
Percent of Total Investments	87.70%
C000176697 | InvestmentType_Exchange Traded Fund (ETF)
Holdings [Line Items]
Percent of Total Investments	10.60%
C000176697 | InvestmentType_Limited Partnership
Holdings [Line Items]
Percent of Total Investments	0.20%
C000176697 | Short-Term Investments Asset Weighting
Holdings [Line Items]
Percent of Total Investments	1.40%
C000176697 | Short-Term Investments Country Weighting
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000176697 | InvestmentType_Closed-End Fund
Holdings [Line Items]
Percent of Total Investments	0.10%
C000202457 | Other Assets and Liabilities Country Weighting
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000202457 | Other Assets and Liabilities Sector Weighting
Holdings [Line Items]
Percent of Total Investments	3.90%
C000202457 | Short-Term Investments Sector Weighting
Holdings [Line Items]
Percent of Total Investments	1.40%
C000202457 | United States
Holdings [Line Items]
Percent of Net Asset Value	58.80%
C000202457 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000202457 | Japan
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000202457 | Canada
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000202457 | Spain
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000202457 | Australia
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000202457 | InvestmentType_Common Stock
Holdings [Line Items]
Percent of Total Investments	87.70%
C000202457 | InvestmentType_Exchange Traded Fund (ETF)
Holdings [Line Items]
Percent of Total Investments	10.60%
C000202457 | InvestmentType_Limited Partnership
Holdings [Line Items]
Percent of Total Investments	0.20%
C000202457 | Short-Term Investments Asset Weighting
Holdings [Line Items]
Percent of Total Investments	1.40%
C000202457 | Short-Term Investments Country Weighting
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000202457 | InvestmentType_Closed-End Fund
Holdings [Line Items]
Percent of Total Investments	0.10%
C000226066 | Financial
Holdings [Line Items]
Percent of Total Investments	16.10%
C000226066 | Consumer Non-cyclical
Holdings [Line Items]
Percent of Total Investments	11.90%
C000226066 | Other Assets and Liabilities Sector Weighting
Holdings [Line Items]
Percent of Total Investments	7.40%
C000226066 | Short-Term Investments Sector Weighting
Holdings [Line Items]
Percent of Total Investments	2.10%
C000226066 | Industrial
Holdings [Line Items]
Percent of Total Investments	7.90%
C000226066 | Technology
Holdings [Line Items]
Percent of Total Investments	30.60%
C000226066 | Communications
Holdings [Line Items]
Percent of Total Investments	15.80%
C000226066 | Consumer Cyclical
Holdings [Line Items]
Percent of Total Investments	8.20%
C000226067 | Financial
Holdings [Line Items]
Percent of Total Investments	16.10%
C000226067 | Consumer Non-cyclical
Holdings [Line Items]
Percent of Total Investments	11.90%
C000226067 | Other Assets and Liabilities Sector Weighting
Holdings [Line Items]
Percent of Total Investments	7.40%
C000226067 | Short-Term Investments Sector Weighting
Holdings [Line Items]
Percent of Total Investments	2.10%
C000226067 | Industrial
Holdings [Line Items]
Percent of Total Investments	7.90%
C000226067 | Technology
Holdings [Line Items]
Percent of Total Investments	30.60%
C000226067 | Communications
Holdings [Line Items]
Percent of Total Investments	15.80%
C000226067 | Consumer Cyclical
Holdings [Line Items]
Percent of Total Investments	8.20%
C000176694 | Financial
Holdings [Line Items]
Percent of Total Investments	18.60%
C000176694 | Consumer Non-cyclical
Holdings [Line Items]
Percent of Total Investments	17.90%
C000176694 | Exchange Traded Fund (ETF)
Holdings [Line Items]
Percent of Total Investments	4.20%
C000176694 | Other Assets and Liabilities Sector Weighting
Holdings [Line Items]
Percent of Total Investments	26.00%
C000176694 | Short-Term Investments Sector Weighting
Holdings [Line Items]
Percent of Total Investments	1.40%
C000176694 | Money Market Fund Sector Weightings
Holdings [Line Items]
Percent of Total Investments	0.60%
C000176694 | Industrial
Holdings [Line Items]
Percent of Total Investments	19.60%
C000176694 | Consumer Cyclical
Holdings [Line Items]
Percent of Total Investments	11.70%
C000176694 | InvestmentType_Common Stock
Holdings [Line Items]
Percent of Total Investments	93.70%
C000176694 | InvestmentType_Exchange Traded Fund (ETF)
Holdings [Line Items]
Percent of Total Investments	4.30%
C000176694 | InvestmentType_Limited Partnership
Holdings [Line Items]
Percent of Total Investments	0.00%
C000176694 | InvestmentType_Warrant
Holdings [Line Items]
Percent of Total Investments	0.00%
C000176694 | Short-Term Investments Asset Weighting
Holdings [Line Items]
Percent of Total Investments	1.40%
C000176694 | InvestmentType_Money Market Asset Weightings
Holdings [Line Items]
Percent of Total Investments	0.60%
C000176694 | InvestmentType_Closed-End Fund
Holdings [Line Items]
Percent of Total Investments	0.00%
C000202454 | Financial
Holdings [Line Items]
Percent of Total Investments	18.60%
C000202454 | Consumer Non-cyclical
Holdings [Line Items]
Percent of Total Investments	17.90%
C000202454 | Exchange Traded Fund (ETF)
Holdings [Line Items]
Percent of Total Investments	4.20%
C000202454 | Other Assets and Liabilities Sector Weighting
Holdings [Line Items]
Percent of Total Investments	26.00%
C000202454 | Short-Term Investments Sector Weighting
Holdings [Line Items]
Percent of Total Investments	1.40%
C000202454 | Money Market Fund Sector Weightings
Holdings [Line Items]
Percent of Total Investments	0.60%
C000202454 | Industrial
Holdings [Line Items]
Percent of Total Investments	19.60%
C000202454 | Consumer Cyclical
Holdings [Line Items]
Percent of Total Investments	11.70%
C000202454 | InvestmentType_Common Stock
Holdings [Line Items]
Percent of Total Investments	93.70%
C000202454 | InvestmentType_Exchange Traded Fund (ETF)
Holdings [Line Items]
Percent of Total Investments	4.30%
C000202454 | InvestmentType_Limited Partnership
Holdings [Line Items]
Percent of Total Investments	0.00%
C000202454 | InvestmentType_Warrant
Holdings [Line Items]
Percent of Total Investments	0.00%
C000202454 | Short-Term Investments Asset Weighting
Holdings [Line Items]
Percent of Total Investments	1.40%
C000202454 | InvestmentType_Money Market Asset Weightings
Holdings [Line Items]
Percent of Total Investments	0.60%
C000202454 | InvestmentType_Closed-End Fund
Holdings [Line Items]
Percent of Total Investments	0.00%